Note 4 - Schedule of Accounts Receivable	6 Months Ended
Jun. 30, 2012
Schedule Of Accounts Receivable [Text Block]
4.            ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	June 30, 2012	December 31, 2011*
Wind farm management/maintenance	$116,109	$253,928
Electricity sales	235,997	321,619
Consulting	497,076	-
Construction contracts	-	1,440,303
Turbine sales and other	7,727	49,089
Total	$856,909	$2,064,939

*Derived from December 31, 2011 audited financial statements